American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
November 30, 2021

Avantis International Small Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 8.5%
Adairs Ltd.(1)	10,087	25,691
Adbri Ltd.	41,613	84,393
Aeris Resources Ltd.(1)(2)	389,885	42,660
Alkane Resources Ltd.(1)(2)	84,644	48,248
Alliance Aviation Services Ltd.(2)	9,551	28,682
Aurelia Metals Ltd.(2)	329,886	100,592
Austal Ltd.	45,202	58,562
Australian Agricultural Co. Ltd.(2)	6,913	7,385
Australian Finance Group Ltd.	51,743	99,121
Australian Pharmaceutical Industries Ltd.	79,385	84,757
Bank of Queensland Ltd.(1)	70,382	380,826
Beach Energy Ltd.	483,396	405,106
Bega Cheese Ltd.	32,322	125,476
Bendigo & Adelaide Bank Ltd.	109,009	661,870
Brickworks Ltd.	8,725	142,074
Byron Energy Ltd.(2)	7,834	647
Calix Ltd.(2)	13,271	64,699
Challenger Ltd.	97,841	446,828
Champion Iron Ltd.(2)	59,052	186,992
Class Ltd.	1,392	2,608
Coronado Global Resources, Inc.(2)	257,710	201,432
Costa Group Holdings Ltd.	60,395	122,922
CSR Ltd.	119,094	492,223
Dacian Gold Ltd.(1)(2)	57,096	8,299
Eclipx Group Ltd.(2)	76,422	118,824
Emeco Holdings Ltd.	88,013	58,688
Fleetwood Ltd.	1,403	2,327
Gold Road Resources Ltd.	239,688	247,545
GrainCorp Ltd., A Shares	37,994	182,989
Grange Resources Ltd.	110,167	48,345
GWA Group Ltd.	12,919	23,543
HT&E Ltd.	2,466	3,119
Humm Group Ltd.(2)	50,226	25,956
IGO Ltd.	77,513	574,054
Iluka Resources Ltd.	68,372	415,852
Imdex Ltd.	58,198	115,940
Inghams Group Ltd.(1)	78,223	191,441
Integrated Research Ltd.(1)(2)	13,306	11,405
InvoCare Ltd.(1)	34,430	278,777
JB Hi-Fi Ltd.(1)	1,944	66,397
Karoon Energy Ltd.(2)	146,081	173,403
Lovisa Holdings Ltd.	6,765	98,404
MACA Ltd.	43,040	23,906
Macmahon Holdings Ltd.	111,757	14,692
Mayne Pharma Group Ltd.(2)	223,000	41,827
McMillan Shakespeare Ltd.	17,332	154,101
Medusa Mining Ltd.	4,832	2,623
Metcash Ltd.	233,155	670,464

Money3 Corp. Ltd.	24,174	53,040
Mount Gibson Iron Ltd.	98,675	25,561
Myer Holdings Ltd.(2)	187,519	69,166
MyState Ltd.(1)	7,500	24,806
New Hope Corp. Ltd.(1)	138,775	203,377
nib holdings Ltd.	74,771	369,631
Nick Scali Ltd.	16,045	173,242
Nine Entertainment Co. Holdings Ltd.	191,474	397,240
NRW Holdings Ltd.	136,556	168,330
Nufarm Ltd.	49,556	161,174
OFX Group Ltd.(2)	16,524	24,121
Orica Ltd.	39,595	396,318
Orocobre Ltd.(2)	28,521	204,981
Orora Ltd.	138,357	327,386
Pacific Current Group Ltd.	868	4,276
Perenti Global Ltd.	163,178	94,867
Perseus Mining Ltd.(2)	332,298	385,554
Platinum Asset Management Ltd.	40,670	78,002
Premier Investments Ltd.	19,428	422,115
Ramelius Resources Ltd.	204,754	229,967
Red 5 Ltd.(1)(2)	143,361	27,512
Regis Resources Ltd.	154,229	196,766
Reject Shop Ltd. (The)(2)	3,585	18,518
Resimac Group Ltd.(1)	17,203	19,497
Resolute Mining Ltd.(2)	203,821	51,360
Sandfire Resources Ltd.	78,484	333,548
Select Harvests Ltd.	17,626	81,891
Senex Energy Ltd.	46,217	140,993
Service Stream Ltd.	87,623	51,102
Sigma Healthcare Ltd.	49,483	18,332
Silver Lake Resources Ltd.(2)	181,307	212,850
Southern Cross Media Group Ltd.	65,243	93,950
Super Retail Group Ltd.	41,304	366,435
Tassal Group Ltd.	30,862	72,496
Viva Energy Group Ltd.	226,390	351,809
West African Resources Ltd.(2)	274,129	253,367
Western Areas Ltd.(2)	51,148	102,958
Westgold Resources Ltd.	84,781	121,796
Whitehaven Coal Ltd.(2)	231,777	397,757
		14,092,806
Austria — 0.7%
FACC AG(1)(2)	3,060	25,625
IMMOFINANZ AG(1)(2)	993	23,103
Palfinger AG	824	31,886
POLYTEC Holding AG	6,121	48,388
Porr AG(1)(2)	3,325	45,785
S IMMO AG	5,284	118,118
Semperit AG Holding	8,741	256,994
UNIQA Insurance Group AG	75,599	659,039
		1,208,938
Belgium — 1.3%
AGFA-Gevaert NV(2)	26,738	107,642
Bekaert SA	16,880	679,509
bpost SA(2)	14,882	121,151
Cie d'Entreprises CFE	1,149	119,210

Deceuninck NV	9,248	36,176
Euronav NV	76,262	715,856
Gimv NV	457	27,585
Ion Beam Applications	6,058	97,993
Jensen-Group NV	250	7,285
Tessenderlo Group SA(2)	4,461	168,149
		2,080,556
Canada — 9.4%
5N Plus, Inc.(1)(2)	8,700	15,732
Advantage Energy Ltd.(1)(2)	26,700	148,188
Aecon Group, Inc.	8,800	112,148
AirBoss of America Corp.(1)	1,600	50,375
Alaris Equity Partners Income	1,400	19,869
Algoma Central Corp.	200	2,591
Apollo Healthcare Corp.(2)	4,800	16,533
Argonaut Gold, Inc.(2)	34,000	93,154
Athabasca Oil Corp.(2)	62,300	58,035
AutoCanada, Inc.(1)(2)	3,160	79,850
B2Gold Corp.	105,000	415,907
Badger Infrastructure Solutions Ltd.	1,900	46,628
Baytex Energy Corp.(2)	128,800	371,039
Birchcliff Energy Ltd.	47,915	243,429
Bird Construction, Inc.(1)	4,000	29,653
Calibre Mining Corp.(2)	24,200	25,574
Canaccord Genuity Group, Inc.	11,400	126,632
Canacol Energy Ltd.(1)	15,500	38,099
Canadian Western Bank	9,100	263,145
Canfor Corp.(2)	7,500	159,987
Capital Power Corp.	17,700	527,903
Capstone Mining Corp.(2)	41,300	202,709
Cardinal Energy Ltd.(2)	25,400	80,329
Cascades, Inc.	10,800	113,542
Celestica, Inc.(2)	9,600	98,371
Centerra Gold, Inc.	39,700	292,129
CES Energy Solutions Corp.	26,800	37,343
China Gold International Resources Corp. Ltd.	2,500	6,086
Chorus Aviation, Inc.(1)(2)	12,431	33,767
Copper Mountain Mining Corp.(2)	21,000	58,030
Corus Entertainment, Inc., B Shares(1)	23,366	90,175
Crescent Point Energy Corp.	85,418	367,763
Dorel Industries, Inc., Class B(2)	3,777	57,330
DREAM Unlimited Corp., Class A	2,350	63,540
Dundee Precious Metals, Inc.	28,800	183,290
Eldorado Gold Corp. (Toronto)(2)	16,200	145,711
Element Fleet Management Corp.	58,400	563,222
Endeavour Mining plc	8,800	206,455
Enerflex Ltd.	9,300	53,655
Enerplus Corp.(1)	46,800	442,190
Equitable Group, Inc.	2,700	157,631
ERO Copper Corp.(2)	3,500	56,660
Evertz Technologies Ltd.	1,700	17,313
Exchange Income Corp.	600	19,248
Extendicare, Inc.(1)	5,700	29,405
Finning International, Inc.	17,620	448,966
First National Financial Corp.(1)	1,700	54,841

Freehold Royalties Ltd.(1)	7,600	64,729
Frontera Energy Corp.(2)	10,200	54,136
Galiano Gold, Inc.(1)(2)	6,066	4,369
goeasy Ltd.(1)	1,394	189,646
Gran Colombia Gold Corp.	7,900	31,045
Great Panther Mining Ltd.(2)	19,500	5,037
Heroux-Devtek, Inc.(2)	2,600	34,946
Home Capital Group, Inc.(2)	5,900	191,440
Hudbay Minerals, Inc.	32,200	217,280
IAMGOLD Corp.(2)	37,500	115,367
Interfor Corp.	11,430	285,426
International Petroleum Corp.(2)	11,100	54,916
Intertape Polymer Group, Inc.	2,600	49,804
Jaguar Mining, Inc.	3,200	10,897
Karora Resources, Inc.(2)	10,789	34,712
Kelt Exploration Ltd.(1)(2)	25,800	86,643
Laurentian Bank of Canada(1)	4,700	135,027
Linamar Corp.	6,500	373,173
Lundin Gold, Inc.(2)	6,000	48,894
Lundin Mining Corp.	56,500	443,614
Magellan Aerospace Corp.	200	1,476
Major Drilling Group International, Inc.(2)	8,800	59,243
Martinrea International, Inc.	10,360	79,883
Methanex Corp.	11,500	459,388
Mullen Group Ltd.(1)	7,698	69,481
New Gold, Inc. (Toronto)(2)	58,300	84,886
North American Construction Group Ltd.(1)	3,549	50,369
NuVista Energy Ltd.(1)(2)	16,487	79,889
Obsidian Energy Ltd.(1)(2)	9,400	32,966
OceanaGold Corp.(2)	41,400	75,187
Onex Corp.	3,900	283,375
Paramount Resources Ltd., A Shares	6,300	105,785
Parex Resources, Inc.	21,900	351,099
Peyto Exploration & Development Corp.(1)	25,100	204,738
Polaris Infrastructure, Inc.(1)	1,300	17,412
Precision Drilling Corp.(1)(2)	1,610	51,119
Pretium Resources, Inc.(2)	16,300	220,489
Real Matters, Inc.(2)	7,600	46,524
Resolute Forest Products, Inc.	7,600	86,206
Russel Metals, Inc.	10,082	261,550
Secure Energy Services, Inc.	18,046	73,599
Sierra Metals, Inc.(1)	6,600	9,300
Spin Master Corp.(2)	2,800	101,440
SSR Mining, Inc.	28,300	513,740
Stelco Holdings, Inc.	2,900	92,985
Storm Resources Ltd.(2)	14,200	69,585
SunOpta, Inc.(2)	5,000	29,786
Tamarack Valley Energy Ltd.(2)	69,200	185,805
Taseko Mines Ltd.(2)	22,300	46,086
Torex Gold Resources, Inc.(2)	7,300	79,946
Tourmaline Oil Corp.	19,100	635,595
Trican Well Service Ltd.(2)	22,900	52,345
Turquoise Hill Resources Ltd.(2)	5,930	88,153
Vermilion Energy, Inc.(1)(2)	34,200	341,612
Wajax Corp.	2,675	48,476

West Fraser Timber Co. Ltd.	6,630	545,160
Western Forest Products, Inc.(1)	48,200	63,766
Whitecap Resources, Inc.(1)	125,724	669,242
Yamana Gold, Inc.	64,000	255,509
		15,678,468
Denmark — 1.6%
Bavarian Nordic A/S(2)	5,617	278,920
Brodrene Hartmann A/S(2)	40	2,074
Chemometec A/S	824	118,596
D/S Norden A/S	3,337	77,379
Danske Andelskassers Bank A/S	754	1,186
Dfds A/S(2)	5,166	236,120
Drilling Co. of 1972 A/S (The)(2)	3,387	122,185
FLSmidth & Co. A/S	7,431	250,395
H+H International A/S, B Shares(2)	2,504	79,479
Jyske Bank A/S(2)	7,712	385,671
NNIT A/S	1,386	23,282
North Media A/S	675	11,293
Per Aarsleff Holding A/S	2,343	98,773
Ringkjoebing Landbobank A/S	756	100,073
Schouw & Co. A/S	1,459	117,588
SimCorp A/S	4,819	488,479
Solar A/S, B Shares	812	87,993
Spar Nord Bank A/S	6,492	82,955
Sydbank AS	3,654	118,856
TORM plc(1)(2)	3,666	27,328
		2,708,625
Finland — 1.5%
Anora Group Oyj	1,656	19,979
Aspo Oyj	1,402	16,376
Atria Oyj	936	11,469
HKScan Oyj, A Shares	3,016	5,496
Huhtamaki Oyj	5,538	237,629
Kemira Oyj(1)	20,995	311,486
Marimekko Oyj	625	61,281
Metsa Board Oyj	9,149	88,239
Neles Oyj	11,853	176,851
Nokian Renkaat Oyj	2,496	92,761
Outokumpu Oyj(2)	50,610	295,080
Sanoma Oyj	7,934	119,962
Suominen Oyj	858	4,667
Tokmanni Group Corp.	6,989	147,097
Uponor Oyj	14,643	337,039
Valmet Oyj	11,541	472,260
Verkkokauppa.com Oyj	4,196	32,499
YIT Oyj(1)	26,353	131,459
		2,561,630
France — 3.1%
AKWEL	113	2,561
Albioma SA	408	15,429
ALD SA	14,709	206,706
APERAM SA	1,255	60,301
Biosynex(1)	768	17,619
Boiron SA	41	1,679
Bonduelle SCA	2,002	44,722

Catana Group(2)	2,606	16,577
Chargeurs SA	1,920	54,958
Cie Plastic Omnium SA	10,910	272,568
Derichebourg SA(2)	25,674	269,243
Eramet SA(2)	2,914	227,407
Etablissements Maurel et Prom SA(2)	10,051	25,592
Eurobio Scientific SA(2)	1,077	25,601
Eutelsat Communications SA	48,281	611,579
FIGEAC-AERO(2)	125	775
Focus Home Interactive SA(2)	483	21,312
Gaztransport Et Technigaz SA	918	73,637
Groupe Crit(1)	26	1,788
Groupe LDLC	755	43,975
Guerbet	63	2,507
Imerys SA	307	11,968
Innate Pharma SA(1)(2)	10,129	51,378
Jacquet Metals SACA	1,893	43,315
JCDecaux SA(2)	2,704	69,194
Kaufman & Broad SA	1,836	68,950
LISI	1,886	46,672
LNA Sante SA	306	17,599
Maisons du Monde SA	6,484	150,824
Manitou BF SA	557	16,772
Mersen SA	3,199	116,530
Metropole Television SA	6,034	116,355
Nexans SA	4,555	421,056
Nexity SA	1,722	73,912
ReWorld Media SA(2)	3,699	29,299
SES SA	87,070	677,994
SMCP SA(2)	3,785	32,618
Societe BIC SA	3,618	186,527
Solutions 30 SE(1)(2)	7,870	57,065
Synergie SE	286	11,368
Television Francaise 1	11,044	106,707
Trigano SA	973	170,865
Valeo	2,789	80,392
Vallourec SA(1)(2)	14,226	124,259
Valneva SE(1)(2)	9,019	281,193
Verallia SA	3,515	118,294
Vicat SA	1,081	41,839
Vilmorin & Cie SA	697	42,796
X-Fab Silicon Foundries SE(2)	5,908	62,323
Xilam Animation SA(2)	33	1,495
		5,226,095
Germany — 4.7%
7C Solarparken AG	5,130	24,617
Adesso SE	112	23,632
ADVA Optical Networking SE(2)	5,917	85,161
Allgeier SE	622	25,953
AlzChem Group AG	231	6,186
Aumann AG(2)	772	12,253
AURELIUS Equity Opportunities SE & Co. KGaA	5,423	161,070
Aurubis AG	2,940	251,904
Baader Bank AG	2,427	16,615
Bauer AG(2)	749	8,381

Bertrandt AG	560	37,150
Bilfinger SE	3,017	96,714
Centrotec SE	423	10,914
Cewe Stiftung & Co. KGAA	687	98,638
CropEnergies AG	1,640	21,904
Deutsche Beteiligungs AG	1,500	65,844
Deutsche EuroShop AG	2,312	36,788
Deutsche Pfandbriefbank AG	3,517	41,024
Deutz AG(2)	10,089	68,007
Draegerwerk AG & Co. KGaA	316	18,531
Draegerwerk AG & Co. KGaA, Preference Shares	857	55,428
Duerr AG	5,057	201,359
Einhell Germany AG, Preference Shares	98	23,041
ElringKlinger AG(2)	4,056	49,298
flatexDEGIRO AG(2)	936	22,468
Freenet AG	8,411	213,289
Gesco AG(2)	473	13,429
Hamburger Hafen und Logistik AG	3,068	67,711
Hornbach Baumarkt AG	975	39,632
Hornbach Holding AG & Co. KGaA	1,117	140,118
HUGO BOSS AG	14,804	862,678
Ibu-Tec Advanced Materials AG(2)	176	8,237
JOST Werke AG	1,760	89,866
Jungheinrich AG, Preference Shares	5,786	271,138
K+S AG(2)	31,826	540,590
Kloeckner & Co. SE(2)	15,225	163,710
Koenig & Bauer AG(2)	1,534	49,273
Krones AG	1,186	120,114
KSB SE & Co. KGaA	1	531
KSB SE & Co. KGaA, Preference Shares	69	29,310
KWS Saat SE & Co. KGaA	206	17,058
Lang & Schwarz AG	448	44,433
Leoni AG(2)	3,260	38,423
Manz AG(2)	675	34,540
Multitude SE(2)	1,131	5,183
Mutares SE & Co. KGaA	2,818	68,315
Nagarro SE(2)	622	128,334
Rheinmetall AG	10,028	889,196
SAF-Holland SE(2)	6,634	84,144
Salzgitter AG(2)	4,103	121,349
SGL Carbon SE(2)	5,827	50,878
Siltronic AG	1,622	247,897
Sixt SE(2)	1,304	211,618
Sixt SE, Preference Shares	1,600	145,526
Stabilus SA	2,473	164,087
Steico SE	140	16,280
STO SE & Co. KGaA, Preference Shares	327	76,294
Suedzucker AG	1,534	22,216
SUESS MicroTec SE(2)	1,868	44,151
TAG Immobilien AG	29,487	817,254
Villeroy & Boch AG, Preference Shares	1,357	31,334
Wacker Chemie AG	1,735	298,418
Wacker Neuson SE	3,334	97,642
Wuestenrot & Wuerttembergische AG	1,952	37,895
		7,764,971

Hong Kong — 1.6%
Analogue Holdings Ltd.	12,000	2,839
BOCOM International Holdings Co. Ltd.	92,000	20,374
Bright Smart Securities & Commodities Group Ltd.	120,000	22,714
Cafe de Coral Holdings Ltd.	26,000	45,480
China Strategic Holdings Ltd.(2)	4,425,000	28,229
Chow Sang Sang Holdings International Ltd.	61,000	86,366
CMBC Capital Holdings Ltd.(1)	5,050,000	52,324
Crystal International Group Ltd.	15,500	5,435
CSI Properties Ltd.	350,000	9,699
Dah Sing Financial Holdings Ltd.	15,600	46,331
Dickson Concepts International Ltd.	25,000	13,576
Eagle Nice International Holdings Ltd.	6,000	3,526
Fullshare Holdings Ltd.(2)	2,015,000	27,626
Guotai Junan International Holdings Ltd.	440,000	61,970
Haitong International Securities Group Ltd.	339,000	70,045
Hang Lung Group Ltd.	9,000	19,981
IGG, Inc.	44,000	41,593
International Housewares Retail Co. Ltd.	10,000	3,462
IRC Ltd.(2)	124,000	3,639
Johnson Electric Holdings Ltd.	39,000	84,964
K Wah International Holdings Ltd.	220,000	84,938
Ka Shui International Holdings Ltd.	108,000	16,277
Karrie International Holdings Ltd.	96,000	20,092
Lifestyle International Holdings Ltd.(2)	28,000	14,637
LK Technology Holdings Ltd.(1)	85,250	203,164
Minmetals Land Ltd.	4,000	400
Oriental Watch Holdings	28,000	18,437
Pacific Basin Shipping Ltd.	1,066,000	404,890
Pacific Century Premium Developments Ltd.(2)	47,000	3,601
PC Partner Group Ltd.	108,000	237,143
Sa Sa International Holdings Ltd.(2)	212,000	45,425
Shun Tak Holdings Ltd.(2)	208,000	55,365
SmarTone Telecommunications Holdings Ltd.	69,000	36,745
Solargiga Energy Holdings Ltd.(2)	480,000	26,203
Sun Hung Kai & Co. Ltd.	54,000	33,748
Tai Hing Group Holdings Ltd.	50,000	9,323
Ten Pao Group Holdings Ltd.	80,000	19,036
Texhong Textile Group Ltd.	91,000	128,799
Texwinca Holdings Ltd.	26,000	5,581
Truly International Holdings Ltd.	218,000	72,988
United Laboratories International Holdings Ltd. (The)	156,000	88,870
Value Partners Group Ltd.	89,000	44,996
VSTECS Holdings Ltd.	108,000	97,082
VTech Holdings Ltd.	35,800	295,518
		2,613,431
Ireland — 0.5%
FBD Holdings plc(2)	2,442	22,660
Glanbia plc	3,824	49,432
Glenveagh Properties plc(2)	479,527	616,699
Permanent TSB Group Holdings plc(2)	4,574	8,025
Uniphar plc(2)	16,717	84,462
		781,278
Israel — 2.9%
Adgar Investment and Development Ltd.	786	1,818

Airport City Ltd.(2)	7,779	162,051
Arad Investment & Industrial Development Ltd.	163	21,945
Ashtrom Group Ltd.	7,885	191,560
Aspen Group Ltd.	664	1,831
Azorim-Investment Development & Construction Co. Ltd.(2)	8,901	46,352
Caesarstone Ltd.	2,445	27,311
Camtek Ltd.(2)	1,975	92,973
Carasso Motors Ltd.	2,263	14,658
Cellcom Israel Ltd.(2)	10,293	43,581
Ceragon Networks Ltd.(2)	10,462	27,515
Clal Insurance Enterprises Holdings Ltd.(2)	14,781	367,118
Delta Galil Industries Ltd.	1,864	114,613
Dor Alon Energy in Israel 1988 Ltd.	81	2,475
Equital Ltd.(2)	2,082	71,949
Fattal Holdings 1998 Ltd.(2)	266	28,249
FIBI Holdings Ltd.	3,410	152,022
First International Bank of Israel Ltd.	4,077	162,389
Fox Wizel Ltd.	963	164,809
Gazit-Globe Ltd.	6,618	49,630
Hadera Paper Ltd.	120	8,563
Harel Insurance Investments & Financial Services Ltd.	23,818	250,844
IDI Insurance Co. Ltd.	228	8,322
Inrom Construction Industries Ltd.	6,953	34,465
Isracard Ltd.	39,799	174,234
Israel Corp. Ltd. (The)(2)	613	233,206
Israel Land Development - Urban Renewal Ltd.	937	13,252
Isras Investment Co. Ltd.	182	44,177
Ituran Location and Control Ltd.	908	23,908
M Yochananof & Sons Ltd.	273	20,086
Mehadrin Ltd.(2)	7	368
Melisron Ltd.(2)	1,144	99,704
Menora Mivtachim Holdings Ltd.	5,658	130,802
Migdal Insurance & Financial Holdings Ltd.	98,590	154,762
Mizrahi Tefahot Bank Ltd.	1	18
Naphtha Israel Petroleum Corp. Ltd.(2)	2,351	14,835
Norstar Holdings, Inc.	1,581	12,641
Oil Refineries Ltd.(2)	354,376	90,805
Partner Communications Co. Ltd.(2)	23,332	146,360
Paz Oil Co. Ltd.(2)	2,059	254,184
Perion Network Ltd.(2)	1,361	32,349
Phoenix Holdings Ltd. (The)	44,325	549,068
Property & Building Corp. Ltd.(2)	116	15,909
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	639	49,643
Scope Metals Group Ltd.	511	22,128
Shufersal Ltd.	52,963	428,600
Summit Real Estate Holdings Ltd.(2)	5,021	97,563
Tadiran Group Ltd.	102	13,711
Tamar Petroleum Ltd.	732	1,224
Taro Pharmaceutical Industries Ltd.(2)	1,193	63,515
Tera Light Ltd.(2)	4,745	11,885
Tower Semiconductor Ltd.(2)	2,114	74,009
Victory Supermarket Chain Ltd.	265	5,364
		4,825,353
Italy — 2.6%
Aeffe SpA(2)	1,917	5,740

Aquafil SpA(2)	6,454	53,989
Arnoldo Mondadori Editore SpA(2)	14,602	33,034
Avio SpA(1)	4,000	50,025
Banca IFIS SpA	5,863	97,706
Banca Popolare di Sondrio SCPA	87,865	339,617
Banca Sistema SpA(1)	15,777	35,732
BFF Bank SpA	34,764	260,391
Biesse SpA(2)	3,329	84,366
Cairo Communication SpA	6,551	13,427
Credito Emiliano SpA	24,074	156,136
d'Amico International Shipping SA(2)	82,680	8,557
Danieli & C Officine Meccaniche SpA(1)(2)	4,040	114,327
Danieli & C Officine Meccaniche SpA, Preference Shares	12,650	225,959
Digital Bros SpA(1)	2,515	88,411
Digital Value SpA(2)	957	119,501
doValue SpA	9,543	82,718
Emak SpA	11,086	28,609
Enav SpA(2)	33,981	141,087
Fila SpA	3,200	31,202
Fincantieri SpA(1)(2)	50,691	33,637
Gefran SpA	300	3,521
Geox SpA(2)	10,679	12,525
Maire Tecnimont SpA(1)	60,472	267,228
OVS SpA(2)	138,877	420,682
RAI Way SpA	19,877	113,739
Reno de Medici SpA(1)	55,586	91,035
Sabaf SpA	181	4,677
Safilo Group SpA(2)	79,238	134,914
Saipem SpA(1)(2)	70,707	140,358
Salcef SpA	1,000	24,482
Saras SpA(1)(2)	217,331	136,257
Servizi Italia SpA(2)	1,623	3,929
Sesa SpA	1,289	256,387
Societa Cattolica Di Assicurazione SpA(2)	50,485	306,097
Societa Sportiva Lazio SpA(2)	1,527	1,845
Webuild SpA(1)	173,941	392,514
		4,314,361
Japan — 24.9%
77 Bank Ltd. (The)	4,800	48,774
A&D Co. Ltd.	1,600	15,708
Adastria Co. Ltd.	2,700	44,431
ADEKA Corp.	11,400	240,623
AEON Financial Service Co. Ltd.	30,600	329,252
Aeon Mall Co. Ltd.	23,000	325,775
AFC-HD AMS Life Science Co. Ltd.	1,900	13,650
Ahresty Corp.	3,200	10,194
Aichi Steel Corp.	1,200	25,574
Aiming, Inc.(2)	3,900	9,706
Air Water, Inc.	23,500	345,734
Airport Facilities Co. Ltd.	400	1,850
Aisan Industry Co. Ltd.	5,400	36,082
Ajis Co. Ltd.	200	5,163
Akatsuki, Inc.	1,000	24,076
Akebono Brake Industry Co. Ltd.(2)	19,400	33,122
Alconix Corp.	4,000	41,260

Alinco, Inc.	200	1,647
Alleanza Holdings Co. Ltd.	1,200	10,804
Allied Telesis Holdings KK(2)	4,200	3,326
Alpen Co. Ltd.	2,600	49,823
Alps Alpine Co. Ltd.	40,300	362,661
AOKI Holdings, Inc.	3,100	16,757
Aozora Bank Ltd.	10,100	219,610
Applied Co. Ltd.	200	4,898
Arakawa Chemical Industries Ltd.	1,500	14,872
Arata Corp.	1,500	50,937
Arcland Sakamoto Co. Ltd.	5,500	80,236
Arcs Co. Ltd.	5,300	96,747
Arealink Co. Ltd.	200	2,677
Asahi Co. Ltd.	600	6,787
Asia Pile Holdings Corp.	800	2,901
Aucnet, Inc.	2,500	37,060
Awa Bank Ltd. (The)	2,100	37,634
Axial Retailing, Inc.	100	2,878
Bando Chemical Industries Ltd.	1,300	9,714
Bank of the Ryukyus Ltd.	2,300	14,412
Belluna Co. Ltd.	5,800	33,984
Benesse Holdings, Inc.	11,300	219,202
Bunka Shutter Co. Ltd.	7,800	69,401
Carlit Holdings Co. Ltd.	1,800	10,309
Carta Holdings, Inc.	1,400	26,226
Cawachi Ltd.	2,000	38,118
Central Security Patrols Co. Ltd.	1,400	29,648
Chiba Kogyo Bank Ltd. (The)	4,000	8,616
Chilled & Frozen Logistics Holdings Co. Ltd.	500	6,600
Chubu Shiryo Co. Ltd.	1,600	13,293
Chugai Mining Co. Ltd.(2)	14,300	3,785
CI Takiron Corp.	5,400	24,809
Citizen Watch Co. Ltd.	51,700	236,017
CMIC Holdings Co. Ltd.	100	1,362
Cosmo Energy Holdings Co. Ltd.	17,400	338,727
Credit Saison Co. Ltd.	40,100	396,042
CROOZ, Inc.(2)	600	5,206
CTI Engineering Co. Ltd.	500	10,423
Daicel Corp.	57,800	396,788
Daido Metal Co. Ltd.	3,000	14,999
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	3,300	36,916
Daikokutenbussan Co. Ltd.	500	27,003
Daikyonishikawa Corp.	4,500	21,283
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,000	19,343
Daio Paper Corp.	8,100	128,254
Daishi Hokuetsu Financial Group, Inc.	2,700	54,624
Daito Chemix Corp.	1,100	9,576
Daito Pharmaceutical Co. Ltd.	300	7,540
Daitron Co. Ltd.	100	1,769
Daiwabo Holdings Co. Ltd.	20,400	323,698
DCM Holdings Co. Ltd.	5,800	53,738
Dear Life Co. Ltd.	4,100	19,038
Denka Co. Ltd.	14,000	409,714
Diamond Electric Holdings Co. Ltd.	800	9,056
DIC Corp.	15,400	384,212

Digital Holdings, Inc.	2,600	31,780
Eagle Industry Co. Ltd.	2,800	25,195
Earth Corp.	1,300	70,329
Ebara Jitsugyo Co. Ltd.	1,200	26,567
Eco's Co. Ltd.	100	1,543
EDION Corp.	10,800	95,234
EF-ON, Inc.	2,000	11,511
Ehime Bank Ltd. (The)	1,800	11,422
Eizo Corp.	2,700	93,664
EJ Holdings, Inc.	1,100	11,419
Electric Power Development Co. Ltd.	34,500	437,127
Endo Lighting Corp.	2,800	25,110
Enomoto Co. Ltd.	700	10,394
Exedy Corp.	5,100	72,263
EXEO Group, Inc.	5,400	114,383
F.C.C. Co. Ltd.	5,500	69,556
Feed One Co. Ltd.	1,900	11,960
Ferrotec Holdings Corp.	8,100	267,204
FIDEA Holdings Co. Ltd.	1,620	17,100
Financial Products Group Co. Ltd.	9,800	47,475
FJ Next Holdings Co. Ltd.	1,700	14,585
France Bed Holdings Co. Ltd.	3,100	23,329
Freebit Co. Ltd.	1,200	12,889
Frontier International, Inc.	300	5,440
Fuji Co. Ltd.	1,800	30,526
Fuji Corp. Ltd.	3,300	19,351
Fuji Corp/Miyagi	800	8,212
Fuji Oil Co. Ltd.	8,100	17,197
Fuji Oil Holdings, Inc.	4,700	92,542
Fuji Pharma Co. Ltd.	1,500	14,295
Fuji Seal International, Inc.	4,300	77,722
Fujibo Holdings, Inc.	1,000	33,099
Fujikura Composites, Inc.	3,600	24,885
Fujikura Ltd.(2)	53,100	266,212
Fukuda Corp.	200	7,246
Fukuoka Financial Group, Inc.	12,600	203,443
Fumakilla Ltd.	200	1,959
Furukawa Battery Co. Ltd. (The)	1,100	14,160
Furukawa Co. Ltd.	2,100	22,072
Furuno Electric Co. Ltd.	4,600	46,308
Furyu Corp.	200	2,246
Futaba Industrial Co. Ltd.	10,000	33,888
Fuyo General Lease Co. Ltd.	2,900	182,964
G-7 Holdings, Inc.	1,600	23,302
G-Tekt Corp.	2,800	32,841
Gecoss Corp.	400	2,707
Genky DrugStores Co. Ltd.	900	40,578
Geo Holdings Corp.	2,000	20,991
Geomatec Co. Ltd.(2)	900	5,230
GLOBERIDE, Inc.	4,200	127,867
Glory Ltd.	10,200	186,337
GMO Financial Holdings, Inc.	3,900	30,219
Godo Steel Ltd.	1,000	11,550
Goldcrest Co. Ltd.	2,400	31,574
Golf Digest Online, Inc.	700	6,193

GS Yuasa Corp.	7,200	145,462
GSI Creos Corp.	1,000	8,975
GungHo Online Entertainment, Inc.	3,500	93,654
Gunma Bank Ltd. (The)	32,200	93,814
H-One Co. Ltd.	2,700	14,764
H.U. Group Holdings, Inc.	6,200	156,500
Hagihara Industries, Inc.	400	4,670
Hagiwara Electric Holdings Co. Ltd.	800	14,037
Hakudo Co. Ltd.	1,200	24,819
Hakuto Co. Ltd.	2,800	54,553
Halows Co. Ltd.	600	14,013
Hamakyorex Co. Ltd.	3,100	77,701
Hanwa Co. Ltd.	8,500	229,572
Happinet Corp.	1,500	18,882
Heiwa Real Estate Co. Ltd.	5,200	155,855
Heiwado Co. Ltd.	3,400	55,498
Hinokiya Group Co. Ltd.	500	9,338
Hirano Tecseed Co. Ltd.	1,600	38,434
Hirogin Holdings, Inc.	18,600	101,805
Hokuetsu Corp.	10,400	71,363
Hokuhoku Financial Group, Inc.	11,000	74,488
Hokuto Corp.	800	13,006
Hoosiers Holdings	3,200	17,743
Hosokawa Micron Corp.	800	19,972
Hyakugo Bank Ltd. (The)	18,300	51,216
I-Net Corp./Kanagawa	200	2,291
I-PEX, Inc.	2,000	34,086
Ichikoh Industries Ltd.	3,500	15,265
Ichinen Holdings Co. Ltd.	1,300	14,871
IDOM, Inc.	15,200	92,165
IHI Corp.	14,500	270,902
Iino Kaiun Kaisha Ltd.	23,200	105,158
Inabata & Co. Ltd.	7,600	102,239
INFRONEER Holdings, Inc.	16,840	139,893
Innotech Corp.	1,800	21,409
Internet Initiative Japan, Inc.	7,700	329,089
Iseki & Co. Ltd.(2)	3,600	44,468
Ishihara Sangyo Kaisha Ltd.	6,200	63,437
Itochu Enex Co. Ltd.	12,000	100,502
Itochu-Shokuhin Co. Ltd.	100	4,334
Itoham Yonekyu Holdings, Inc.	13,700	77,439
IwaiCosmo Holdings, Inc.	2,100	23,872
Iwasaki Electric Co. Ltd.	200	3,955
Iwatani Corp.	3,000	151,410
J Front Retailing Co. Ltd.	36,700	301,432
Jaccs Co. Ltd.	5,900	142,803
JAFCO Group Co. Ltd.	6,100	381,141
JANOME Corp.	2,700	14,743
Japan Aviation Electronics Industry Ltd.	6,400	102,310
Japan Investment Adviser Co. Ltd.	2,500	25,140
Japan Petroleum Exploration Co. Ltd.	8,100	162,664
Japan Transcity Corp.	2,000	9,736
JBCC Holdings, Inc.	900	13,978
JFE Holdings, Inc.	5,000	56,989
JGC Holdings Corp.	30,700	257,981

Joshin Denki Co. Ltd.	1,900	34,275
JSP Corp.	1,200	16,019
JTEKT Corp.	40,400	351,725
Juki Corp.	5,100	41,132
Juroku Financial Group, Inc.	3,200	55,712
JVCKenwood Corp.	34,700	50,409
K's Holdings Corp.	1,400	14,169
Kaga Electronics Co. Ltd.	3,600	92,672
Kamei Corp.	1,400	12,228
Kanamoto Co. Ltd.	8,700	165,003
Kaneka Corp.	9,500	308,908
Kanematsu Corp.	20,300	219,520
Kanto Denka Kogyo Co. Ltd.	6,300	55,660
Kawai Musical Instruments Manufacturing Co. Ltd.	800	22,547
KFC Holdings Japan Ltd.	1,400	35,010
KH Neochem Co. Ltd.	2,100	56,792
Kimura Chemical Plants Co. Ltd.	1,900	16,395
Kintetsu World Express, Inc.	6,200	148,335
Kito Corp.	900	13,876
Kitz Corp.	8,700	53,688
Kiyo Bank Ltd. (The)	7,500	89,726
Kobe Steel Ltd.	56,300	268,568
Koei Chemical Co. Ltd.	200	4,167
Kohnan Shoji Co. Ltd.	3,700	108,264
Kojima Co. Ltd.	4,200	20,562
Komehyo Holdings Co. Ltd.	1,300	15,259
Komeri Co. Ltd.	6,300	135,825
Konica Minolta, Inc.	110,900	456,656
Konoike Transport Co. Ltd.	1,200	11,508
Konoshima Chemical Co. Ltd.	700	17,622
Kurabo Industries Ltd.	1,300	20,814
Kuraray Co. Ltd.	62,100	514,753
Kureha Corp.	3,500	242,244
Kurimoto Ltd.	800	10,375
Kuriyama Holdings Corp.	200	1,952
KYB Corp.	3,800	97,022
Kyoden Co. Ltd.	3,400	19,397
Kyoei Steel Ltd.	3,200	35,134
Kyokuyo Co. Ltd.	1,000	25,561
Lawson, Inc.	500	24,515
Life Corp.	2,600	76,882
Macnica Fuji Electronics Holdings, Inc.	11,700	262,720
Maruha Nichiro Corp.	9,100	181,966
Maruzen Showa Unyu Co. Ltd.	1,200	33,461
Maxell Ltd.	8,500	97,988
MCJ Co. Ltd.	10,600	92,371
Mebuki Financial Group, Inc.	82,700	162,881
Medius Holdings Co. Ltd.	800	6,365
Meidensha Corp.	3,600	81,842
Meiko Electronics Co. Ltd.	5,100	172,628
Meiwa Corp.	5,000	36,185
Meiwa Estate Co. Ltd.	1,200	5,819
Mie Kotsu Group Holdings, Inc.	700	2,809
MIMAKI ENGINEERING Co. Ltd.	2,700	20,904
Mimasu Semiconductor Industry Co. Ltd.	800	16,415

Ministop Co. Ltd.	1,500	18,024
Mirait Holdings Corp.	17,400	300,725
Mitsuba Corp.(2)	5,300	21,374
Mitsubishi Materials Corp.	13,700	234,670
Mitsubishi Shokuhin Co. Ltd.	3,700	87,821
Mitsubishi Steel Manufacturing Co. Ltd.	2,000	16,914
Mitsuboshi Belting Ltd.	5,600	95,249
Mitsui Matsushima Holdings Co. Ltd.	2,700	30,763
Mitsui Mining & Smelting Co. Ltd.	14,600	373,507
Mitsui-Soko Holdings Co. Ltd.	4,400	88,268
Miyaji Engineering Group, Inc.	800	20,427
Miyazaki Bank Ltd. (The)	1,500	25,795
Mizuho Leasing Co. Ltd.	3,600	93,838
Mizuno Corp.	3,400	63,648
Modec, Inc.	100	1,228
Monex Group, Inc.	16,500	134,591
MrMax Holdings Ltd.	3,200	14,934
Musashi Seimitsu Industry Co. Ltd.	7,400	115,301
Musashino Bank Ltd. (The)	3,300	45,190
Nachi-Fujikoshi Corp.	3,800	128,691
Nafco Co. Ltd.	1,900	26,687
Nagase & Co. Ltd.	20,900	309,008
Naigai Tec Corp.	300	8,578
Nanto Bank Ltd. (The)	3,100	48,842
Nasu Denki Tekko Co. Ltd.	100	7,837
NEC Capital Solutions Ltd.	1,000	16,832
NEC Networks & System Integration Corp.	900	14,358
New Art Holdings Co. Ltd.	1,500	14,185
New Japan Chemical Co. Ltd.	5,000	10,739
Nexus Bank Co. Ltd.(2)	4,000	4,043
NGK Spark Plug Co. Ltd.	26,000	431,526
NHK Spring Co. Ltd.	39,000	290,245
Nichias Corp.	8,800	198,534
Nichiha Corp.	800	19,629
Nichireki Co. Ltd.	2,400	27,576
Nihon Chouzai Co. Ltd.	1,800	20,128
Nihon Dempa Kogyo Co. Ltd.(2)	3,000	44,258
Nihon Dengi Co. Ltd.	100	3,406
Nihon Flush Co. Ltd.	400	3,748
Nihon House Holdings Co. Ltd.	7,900	24,109
Nikkon Holdings Co. Ltd.	5,700	99,415
Nippo Corp.	6,200	219,077
Nippon Avionics Co. Ltd.(2)	300	6,648
Nippon Chemi-Con Corp.(2)	3,400	53,668
Nippon Chemical Industrial Co. Ltd.	1,100	24,371
Nippon Coke & Engineering Co. Ltd.	53,600	57,552
Nippon Commercial Development Co. Ltd.	1,400	20,884
Nippon Concrete Industries Co. Ltd.	4,300	9,534
Nippon Denko Co. Ltd.	35,300	90,215
Nippon Densetsu Kogyo Co. Ltd.	4,100	55,844
Nippon Electric Glass Co. Ltd.	19,800	511,277
Nippon Kayaku Co. Ltd.	11,000	107,588
Nippon Kodoshi Corp.	600	14,260
Nippon Koei Co. Ltd.	1,000	27,916
Nippon Light Metal Holdings Co. Ltd.	10,400	152,679

Nippon Paper Industries Co. Ltd.	18,200	170,769
Nippon Shokubai Co. Ltd.	4,300	191,711
Nippon Steel Trading Corp.	3,500	141,741
Nippon Suisan Kaisha Ltd.	39,700	200,060
Nippon Thompson Co. Ltd.	5,100	30,905
Nippon Yakin Kogyo Co. Ltd.	3,300	58,866
Nippon Yusen KK	12,100	783,703
Nipro Corp.	19,000	179,951
Nishi-Nippon Financial Holdings, Inc.	12,800	76,748
Nishikawa Rubber Co. Ltd.	200	2,804
Nishimatsu Construction Co. Ltd.	8,600	255,810
Nishimatsuya Chain Co. Ltd.	3,800	50,048
Nishio Rent All Co. Ltd.	3,900	86,496
Nissha Co. Ltd.	10,900	151,013
Nisshinbo Holdings, Inc.	30,600	220,170
Nissin Electric Co. Ltd.	5,400	67,331
Nittetsu Mining Co. Ltd.	700	37,807
Nitto Kogyo Corp.	3,900	51,082
Nojima Corp.	5,100	99,919
NOK Corp.	10,000	106,849
Nomura Micro Science Co. Ltd.	600	25,427
Noritz Corp.	5,200	74,521
North Pacific Bank Ltd.	23,200	47,076
NS United Kaiun Kaisha Ltd.	2,400	68,020
NTN Corp.(2)	61,200	112,420
Oita Bank Ltd. (The)	700	10,356
Oji Holdings Corp.	11,900	54,757
Okamoto Machine Tool Works Ltd.	500	22,587
Okamura Corp.	6,100	68,365
Oki Electric Industry Co. Ltd.	19,600	144,626
Okumura Corp.	7,000	193,221
Okura Industrial Co. Ltd.	900	16,255
Okuwa Co. Ltd.	2,200	18,503
Olympic Group Corp.	500	2,694
Onoken Co. Ltd.	2,900	40,147
Organo Corp.	1,500	90,059
Orient Corp.	56,400	61,474
Oriental Shiraishi Corp.(2)	7,500	15,005
Osaka Soda Co. Ltd.	1,900	42,681
Osaka Steel Co. Ltd.	1,600	14,250
Pacific Industrial Co. Ltd.	7,400	68,313
PAL GROUP Holdings Co. Ltd.	1,900	25,947
Pasona Group, Inc.	5,700	177,323
Press Kogyo Co. Ltd.	14,300	46,936
Pressance Corp.	2,200	33,215
Proto Corp.	1,800	20,182
PS Mitsubishi Construction Co. Ltd.	1,700	8,890
Raiznext Corp.	700	6,905
Rengo Co. Ltd.	26,800	180,376
Resorttrust, Inc.	21,800	355,511
Restar Holdings Corp.	3,800	61,878
Ricoh Leasing Co. Ltd.	2,600	82,939
Riken Corp.	1,400	30,050
Riken Technos Corp.	1,900	8,026
Riken Vitamin Co. Ltd.	2,100	29,652

Roland DG Corp.	3,500	79,660
Ryobi Ltd.	2,500	22,132
Ryosan Co. Ltd.	1,100	20,379
Sakai Chemical Industry Co. Ltd.	2,000	36,852
Sakura Internet, Inc.	300	1,400
Sala Corp.	3,300	16,574
San Holdings, Inc.	400	4,876
San-In Godo Bank Ltd. (The)	12,500	61,977
Sanei Architecture Planning Co. Ltd.	1,700	24,235
Sanix, Inc.(2)	1,600	3,460
Sankyo Frontier Co. Ltd.	200	8,866
Sankyu, Inc.	5,700	225,754
Sanoh Industrial Co. Ltd.	2,500	20,561
Sanwa Holdings Corp.	27,100	289,089
Sanyo Chemical Industries Ltd.	2,200	98,405
Sanyo Denki Co. Ltd.	800	39,838
Sanyo Special Steel Co. Ltd.	2,700	43,184
Sawada Holdings Co. Ltd.	4,400	46,220
SBS Holdings, Inc.	3,400	103,763
SEC Carbon Ltd.	100	4,904
Seed Co. Ltd.	1,600	7,899
Seikitokyu Kogyo Co. Ltd.	1,800	13,043
Seiko Epson Corp.	4,500	72,556
Seiko Holdings Corp.	4,700	90,847
Sekisui Kasei Co. Ltd.	2,100	8,787
SEMITEC Corp.	200	17,672
Senko Group Holdings Co. Ltd.	20,700	168,709
Senshu Electric Co. Ltd.	1,500	60,757
Senshu Ikeda Holdings, Inc.	17,200	22,583
Seven Bank Ltd.	77,600	155,969
Shibaura Electronics Co. Ltd.	2,000	135,464
Shibaura Mechatronics Corp.	600	43,364
Shibusawa Warehouse Co. Ltd. (The)	100	1,847
Shikoku Bank Ltd. (The)	2,100	13,014
Shin Nippon Biomedical Laboratories Ltd.	1,000	14,205
Shin-Keisei Electric Railway Co. Ltd.	200	3,480
Shin-Nihon Tatemono Co. Ltd.	3,200	11,353
Shinagawa Refractories Co. Ltd.	500	15,298
Shindengen Electric Manufacturing Co. Ltd.(2)	1,100	32,551
Shinmaywa Industries Ltd.	9,200	68,365
Shinnihon Corp.	400	2,626
Shinoken Group Co. Ltd.	3,500	33,543
Shinsei Bank Ltd.	13,200	222,712
Siix Corp.	3,700	43,220
SK-Electronics Co. Ltd.	100	913
SKY Perfect JSAT Holdings, Inc.	41,500	148,033
Soken Chemical & Engineering Co. Ltd.	800	11,433
Space Value Holdings Co. Ltd.(2)	2,300	23,224
St-Care Holding Corp.	1,900	12,428
Star Mica Holdings Co. Ltd.	300	3,270
Star Micronics Co. Ltd.	5,900	74,909
Starts Corp., Inc.	6,300	134,897
Starzen Co. Ltd.	1,600	25,974
Studio Alice Co. Ltd.	400	7,131
Subaru Enterprise Co. Ltd.	100	7,037

Sumida Corp.	5,100	50,186
Sumitomo Bakelite Co. Ltd.	5,300	246,831
Sumitomo Heavy Industries Ltd.	20,700	456,832
Sumitomo Mitsui Construction Co. Ltd.	8,400	30,556
Sumitomo Osaka Cement Co. Ltd.	8,400	254,390
Sumitomo Riko Co. Ltd.	6,000	30,305
Sumitomo Rubber Industries Ltd.	35,700	357,802
Sumitomo Seika Chemicals Co. Ltd.	900	23,928
Sumitomo Warehouse Co. Ltd. (The)	4,900	78,348
Sun Frontier Fudousan Co. Ltd.	4,900	41,316
Sun-Wa Technos Corp.	1,500	22,075
Suruga Bank Ltd.	36,000	149,326
Suzuki Co. Ltd.	1,300	10,425
SWCC Showa Holdings Co. Ltd.	6,400	105,557
T RAD Co. Ltd.	1,600	40,144
T-Gaia Corp.	1,200	17,061
Tachikawa Corp.	400	3,845
Taihei Dengyo Kaisha Ltd.	1,400	33,316
Taiheiyo Cement Corp.	24,400	470,956
Taiho Kogyo Co. Ltd.	1,500	9,594
Taiyo Yuden Co. Ltd.	1,400	76,717
Takamiya Co. Ltd.	1,000	3,792
Takara Leben Co. Ltd.	6,000	14,074
Takasago International Corp.	1,900	45,952
Takashimaya Co. Ltd.	21,700	190,534
Takasho Co. Ltd.	1,000	6,296
Takeuchi Manufacturing Co. Ltd.	5,500	130,467
Tama Home Co. Ltd.	2,600	52,455
Tamron Co. Ltd.	2,200	48,714
Taoka Chemical Co. Ltd.	500	6,627
Teijin Ltd.	23,200	264,984
Tera Probe, Inc.(2)	500	8,815
Toa Corp. (Tokyo)	3,000	62,788
TOA ROAD Corp.	200	8,180
Toagosei Co. Ltd.	10,000	103,206
Toda Corp.	100	586
Toenec Corp.	100	2,743
Toho Zinc Co. Ltd.	2,900	53,968
TOKAI Holdings Corp.	19,400	141,515
Tokai Rika Co. Ltd.	1,800	23,516
Tokuyama Corp.	12,200	190,873
Tokyo Electron Device Ltd.	1,200	70,895
Tokyo Tatemono Co. Ltd.	21,100	298,693
Tokyo Tekko Co. Ltd.	1,600	17,481
Tokyu Construction Co. Ltd.	21,800	123,583
Tokyu Fudosan Holdings Corp.	56,000	288,558
Tomoku Co. Ltd.	500	7,750
TOMONY Holdings, Inc.	900	2,303
Tomy Co. Ltd.	21,200	186,202
Tonami Holdings Co. Ltd.	300	9,285
Topre Corp.	5,200	49,858
Tosei Corp.	5,200	44,102
Tosho Co. Ltd.	500	7,338
Towa Bank Ltd. (The)	3,200	13,551
Towa Corp.	5,200	145,176

Toyo Construction Co. Ltd.	13,700	63,010
Toyo Engineering Corp.(2)	5,200	32,389
Toyo Ink SC Holdings Co. Ltd.	7,000	115,522
Toyo Seikan Group Holdings Ltd.	35,000	425,723
Toyo Tanso Co. Ltd.	1,100	30,011
Toyo Tire Corp.	14,900	226,019
Toyobo Co. Ltd.	21,700	227,712
Toyoda Gosei Co. Ltd.	8,100	161,483
Toyota Boshoku Corp.	9,800	192,817
TPR Co. Ltd.	4,200	50,536
Traders Holdings Co. Ltd.	1,500	3,890
Transcosmos, Inc.	1,000	27,710
TRE Holdings Corp.	3,224	50,627
TS Tech Co. Ltd.	11,300	132,459
Tsubakimoto Chain Co.	5,900	148,501
Tsugami Corp.	8,600	106,188
Tsukuba Bank Ltd.	6,900	9,544
UACJ Corp.(2)	8,300	167,358
Ube Industries Ltd.	23,800	396,328
Uchida Yoko Co. Ltd.	1,300	53,057
Ueki Corp.	400	4,809
Uniden Holdings Corp.	700	20,654
Unipres Corp.	4,000	25,017
United Super Markets Holdings, Inc.	500	4,419
UNITED, Inc.	1,500	25,665
Unitika Ltd.(2)	10,300	26,159
Univance Corp.	3,000	12,443
V Technology Co. Ltd.	1,000	30,191
Valor Holdings Co. Ltd.	8,100	151,035
Vertex Corp.	1,000	26,404
Wacom Co. Ltd.	1,100	8,470
Wakachiku Construction Co. Ltd.	2,200	36,725
Wakita & Co. Ltd.	3,800	34,312
Warabeya Nichiyo Holdings Co. Ltd.	2,400	38,917
Willplus Holdings Corp.	900	7,001
World Holdings Co. Ltd.	900	20,035
Xebio Holdings Co. Ltd.	5,500	42,617
Yachiyo Industry Co. Ltd.	2,600	14,896
YAMABIKO Corp.	4,700	51,645
Yamaguchi Financial Group, Inc.	15,200	83,004
Yamazen Corp.	12,000	102,680
Yashima Denki Co. Ltd.	500	3,969
Yellow Hat Ltd.	5,000	68,335
Yodogawa Steel Works Ltd.	2,100	42,103
Yokogawa Bridge Holdings Corp.	7,000	130,613
Yokohama Reito Co. Ltd.	8,100	57,338
Yokohama Rubber Co. Ltd. (The)	22,300	346,297
Yorozu Corp.	1,600	14,849
Yotai Refractories Co. Ltd.	800	8,545
Zeon Corp.	24,500	258,761
		41,275,868
Netherlands — 2.4%
Accell Group NV(1)(2)	2,168	95,193
AerCap Holdings NV(2)	14,084	789,267
AMG Advanced Metallurgical Group NV(1)	3,635	101,291

ASR Nederland NV	24,613	1,051,106
Basic-Fit NV(1)(2)	4,176	181,246
Boskalis Westminster	9,284	251,506
Brunel International NV	2,542	30,184
Flow Traders(1)	6,272	219,532
ForFarmers NV(1)	2,391	9,390
Heijmans NV, CVA	3,157	47,507
Koninklijke BAM Groep NV(2)	42,608	127,240
Nedap N.V.	63	4,116
OCI NV(2)	20,977	574,397
PostNL NV	58,821	251,239
SIF Holding NV(1)	899	12,467
TKH Group NV, CVA	5,405	302,237
		4,047,918
New Zealand — 0.7%
Air New Zealand Ltd.(2)	309,090	318,553
Arvida Group Ltd.	21,000	27,666
Heartland Group Holdings Ltd.	9,499	14,306
Kathmandu Holdings Ltd.	66,825	66,857
New Zealand Refining Co. Ltd. (The)(2)	5,917	3,518
Oceania Healthcare Ltd.	496,636	443,202
PGG Wrightson Ltd.	3,178	9,482
SKY Network Television Ltd.(2)	12,857	14,906
SKYCITY Entertainment Group Ltd.	43,155	88,229
Synlait Milk Ltd.(1)(2)	2,707	5,892
Tourism Holdings Ltd.(2)	730	1,396
Warehouse Group Ltd. (The)	4,116	11,015
Z Energy Ltd.	83,608	198,804
		1,203,826
Norway — 2.1%
ABG Sundal Collier Holding ASA	106,475	108,556
Aker Offshore Wind AS(2)	4,035	2,267
Aker Solutions ASA(2)	39,671	104,549
BW Energy Ltd.(2)	17,459	40,283
BW LPG Ltd.	7,243	36,536
BW Offshore Ltd.	17,932	50,658
DNO ASA(2)	149,189	172,719
FLEX LNG Ltd.	13,168	309,959
Frontline Ltd.(2)	27,024	185,114
Hafnia Ltd.(2)	19,975	34,383
Hunter Group ASA(2)	64,018	20,998
Kid ASA	4,498	55,166
Kitron ASA	26,921	57,039
Klaveness Combination Carriers ASA	899	4,645
Komplett Bank ASA	2,201	1,701
Kongsberg Automotive ASA(2)	273,681	84,938
Norske Skog ASA(2)	12,428	56,948
Norwegian Energy Co. ASA(2)	2,000	32,422
Ocean Yield ASA	11,565	52,434
Odfjell Drilling Ltd.(2)	38,648	74,580
Panoro Energy ASA(2)	32,797	68,755
PGS ASA(1)(2)	132,512	48,377
Protector Forsikring ASA	15,146	171,130
SpareBank 1 Nord Norge	28,395	322,418
SpareBank 1 SMN	20,355	310,097

SpareBank 1 Sorost-Norge(1)	1,293	8,926
Sparebanken More	267	12,256
Sparebanken Vest	1,609	17,087
Stolt-Nielsen Ltd.	4,558	64,259
Subsea 7 SA	71,473	498,271
TGS ASA	3,732	34,456
Veidekke ASA	15,948	228,908
Wallenius Wilhelmsen ASA(2)	31,730	145,464
XXL ASA(2)	15,345	24,432
		3,440,731
Portugal — 0.2%
CTT-Correios de Portugal SA	59,235	279,417
Ibersol SGPS SA(2)	101	625
NOS SGPS SA(1)	4,467	17,050
Sonae SGPS SA	53,840	57,697
		354,789
Singapore — 1.5%
BRC Asia Ltd.	5,500	6,047
Centurion Corp. Ltd.(2)	10,500	2,537
China Sunsine Chemical Holdings Ltd.	27,500	9,878
First Resources Ltd.	24,400	26,448
Food Empire Holdings Ltd.	7,400	4,230
Fu Yu Corp. Ltd.	20,700	4,252
GKE Corp. Ltd.	228,600	21,571
Golden Agri-Resources Ltd.	2,197,700	418,712
Hong Fok Corp. Ltd.	81,600	44,792
Hong Leong Asia Ltd.	61,300	36,072
Hour Glass Ltd. (The)	10,500	16,595
Hutchison Port Holdings Trust, U Shares	1,971,200	442,775
InnoTek Ltd.(1)	30,500	16,944
ISDN Holdings Ltd.	148,100	75,530
Japfa Ltd.(1)	138,500	60,740
Jiutian Chemical Group Ltd.	300,000	15,313
Medtecs International Corp. Ltd.	18,400	5,915
OUE Ltd.	37,000	37,111
Rex International Holding Ltd.(2)	350,200	70,025
Sing Holdings Ltd.	11,800	3,329
Singapore Press Holdings Ltd.	438,600	746,924
Tuan Sing Holdings Ltd.	409,500	140,973
Yanlord Land Group Ltd.	332,100	264,610
Ying Li International Real Estate Ltd.(2)	4,700	235
		2,471,558
Spain — 1.7%
Acerinox SA	28,026	313,181
Almirall SA(1)	6,842	83,229
Atresmedia Corp. de Medios de Comunicacion SA(1)(2)	8,268	33,045
Banco de Sabadell SA(2)	593,231	400,579
Bankinter SA	171,091	841,602
Construcciones y Auxiliar de Ferrocarriles SA(2)	3,233	128,488
Deoleo SA(1)(2)	20,503	6,959
Ercros SA(2)	21,359	70,213
Gestamp Automocion SA(2)	39,788	174,400
Mediaset Espana Comunicacion SA(2)	21,551	104,176
Melia Hotels International SA(2)	16,346	102,414
Miquel y Costas & Miquel SA	1,905	28,361

Obrascon Huarte Lain SA(1)(2)	8,976	7,210
Pharma Mar SA(1)	379	24,660
Prosegur Cia de Seguridad SA	28,778	72,749
Sacyr SA	14	33
Solaria Energia y Medio Ambiente SA(2)	10,216	190,829
Tubacex SA(1)(2)	5,000	8,932
Unicaja Banco SA	132,213	115,871
Zardoya Otis SA	24,059	191,291
		2,898,222
Sweden — 6.9%
Annehem Fastigheter AB, B Shares(2)	455	1,838
AQ Group AB(2)	739	23,457
Arise AB(2)	2,112	9,872
Arjo AB, B Shares	5,571	70,028
Avanza Bank Holding AB	1,097	41,732
Bilia AB, A Shares	22,219	371,014
Biotage AB	11,848	356,433
Bonava AB, B Shares	20,091	175,326
Boozt AB(1)(2)	7,222	137,413
Bredband2 i Skandinavien AB	21,892	5,118
Bulten AB(1)	2,640	24,255
Bure Equity AB	16,806	801,145
Byggmax Group AB	23,825	228,875
Catena Media plc(1)(2)	25,029	142,172
Cavotec SA(2)	1,100	2,570
Cibus Nordic Real Estate AB	9,893	270,114
Clas Ohlson AB, B Shares	11,329	140,691
Collector AB(2)	18,091	80,032
Corem Property Group AB	80,542	296,222
Dios Fastigheter AB	25,394	322,813
Elanders AB, B Shares	400	7,284
Electrolux Professional AB, B Shares(2)	39,870	262,105
Eolus Vind AB, B Shares(1)	3,712	54,346
Ferronordic AB	2,502	87,476
G5 Entertainment AB(1)	2,128	102,759
Granges AB	26,042	271,608
Haldex AB(1)(2)	691	4,058
Hexatronic Group AB	10,874	604,892
Hoist Finance AB(1)(2)	4,417	13,541
JM AB	17,219	770,101
Kopparbergs Bryggeri AB, B Shares	2,008	34,491
Loomis AB	18,761	483,931
Maha Energy AB(2)	17,201	21,717
Mekonomen AB(2)	12,809	220,677
Millicom International Cellular SA, SDR(1)(2)	18,445	579,626
Mycronic AB	14,579	321,198
NCC AB, B Shares	15,124	256,722
Net Insight AB, B Shares(2)	94,147	60,987
New Wave Group AB, B Shares(2)	17,177	321,807
Nobia AB	22,383	123,274
Nobina AB	18,777	163,904
Nolato AB, B Shares	29,842	350,530
Nordic Entertainment Group AB, B Shares(2)	4,736	235,193
Note AB(2)	2,410	53,411
Nyfosa AB	5,726	105,333

Orexo AB(1)(2)	3,770	15,045
Pandox AB(2)	18,406	266,751
Paradox Interactive AB(1)	8,206	129,417
Peab AB, Class B	38,725	458,459
RaySearch Laboratories AB(1)(2)	3,561	21,286
Resurs Holding AB	48,139	204,412
Saab AB, B Shares	18,853	491,523
Scandi Standard AB	7,357	32,518
Semcon AB	398	5,481
SkiStar AB(2)	13,770	250,151
Solid Forsakring AB(2)	4,814	16,766
Stendorren Fastigheter AB(2)	1,094	38,140
Tethys Oil AB	6,786	45,490
TF Bank AB	180	4,783
Troax Group AB	2,467	115,861
Wihlborgs Fastigheter AB	16,341	386,147
		11,494,321
Switzerland — 4.9%
ALSO Holding AG(2)	1,278	386,678
Arbonia AG	20,734	438,314
Autoneum Holding AG(2)	941	143,262
Bell Food Group AG	478	151,406
Bellevue Group AG	642	27,851
Bobst Group SA(2)	2,868	251,177
Bossard Holding AG, Class A	1,201	397,029
Bucher Industries AG	1,065	485,254
Burckhardt Compression Holding AG	1,100	487,604
Burkhalter Holding AG	341	24,880
Bystronic AG	125	171,217
Coltene Holding AG(2)	353	38,940
EFG International AG(2)	25,607	183,722
Feintool International Holding AG(2)	177	10,094
Forbo Holding AG	228	439,070
GAM Holding AG(2)	32,581	48,039
Gurit Holding AG	75	121,139
Huber + Suhner AG	6,084	542,850
Leonteq AG	3,159	225,494
Liechtensteinische Landesbank AG	1,372	76,960
Mobimo Holding AG(2)	1,180	383,545
OC Oerlikon Corp. AG	51,117	497,576
Orior AG	1,860	178,668
Phoenix Mecano AG	43	19,153
Rieter Holding AG(2)	462	89,584
Sensirion Holding AG(2)	3,306	446,950
St Galler Kantonalbank AG	601	289,348
Swiss Steel Holding AG(2)	42,644	16,223
Swissquote Group Holding SA	3,508	707,229
TX Group AG(2)	375	61,833
V-ZUG Holding AG(2)	325	41,743
Valiant Holding AG	3,533	332,965
Zehnder Group AG	3,544	345,982
		8,061,779
United Kingdom — 15.6%
AG Barr plc	8,644	60,905
Anglo Asian Mining plc	5,959	8,460

Anglo Pacific Group plc(2)	7,591	13,139
AO World plc(2)	20,185	25,203
Argentex Group plc	696	833
ASOS plc(2)	6,350	198,767
Aston Martin Lagonda Global Holdings plc(2)	13,228	261,249
Atalaya Mining plc	4,387	23,816
Bank of Georgia Group plc	6,656	137,579
Biffa plc	28,021	130,007
Brewin Dolphin Holdings plc	49,184	223,092
Britvic plc	52,493	619,655
Burford Capital Ltd.	19,349	196,271
Cairn Energy plc	136,407	332,732
Centamin plc	235,511	304,515
Central Asia Metals plc	30,400	98,250
Close Brothers Group plc	31,044	532,140
CMC Markets plc	15,800	48,759
Coats Group plc	288,684	235,706
Computacenter plc	13,411	503,375
ContourGlobal plc	16,408	39,551
Crest Nicholson Holdings plc	40,145	170,069
Devro plc	13,264	36,387
DFS Furniture plc	8,140	26,598
Direct Line Insurance Group plc	250,825	898,846
Diversified Energy Co. plc	47,100	62,177
Drax Group plc	55,231	403,251
Dunelm Group plc	15,171	269,116
Eckoh plc	2,370	1,884
Esken Ltd.(2)	32,071	5,113
Evraz plc	28,357	216,174
Ferrexpo plc	48,113	184,932
Firstgroup plc(1)(2)	257,896	322,603
Forterra plc	16,471	54,020
Frasers Group plc(2)	34,089	309,216
Games Workshop Group plc	267	33,162
Genel Energy plc	15,129	25,951
Georgia Capital plc(2)	3,896	32,826
Go-Ahead Group plc (The)(2)	5,271	46,497
Golar LNG Ltd.(2)	9,624	113,563
Grafton Group plc	48,172	748,936
Gulf Keystone Petroleum Ltd.	24,211	56,186
Gym Group plc (The)(2)	4,025	12,620
Halfords Group plc	21,023	85,474
Harbour Energy plc(2)	44,648	233,437
Hill & Smith Holdings plc	10,982	245,291
Hochschild Mining plc	54,385	95,512
Howden Joinery Group plc	122,161	1,407,411
Hunting plc	13,843	27,298
Ibstock plc	54,041	138,586
IG Group Holdings plc	83,740	861,824
Inchcape plc	62,431	690,007
Indivior plc(2)	74,717	227,464
IntegraFin Holdings plc	28,521	218,798
International Personal Finance plc	32,615	53,137
Investec plc	63,009	316,610
IP Group plc	215,528	332,000

IWG plc(2)	4,252	15,745
J Sainsbury plc	186,386	684,754
Jadestone Energy plc(1)	3,089	3,244
Johnson Matthey plc	23,947	665,296
Jubilee Metals Group plc(1)(2)	198,165	42,020
Just Group plc(2)	87,244	90,347
Keller Group plc	8,827	105,794
Luxfer Holdings plc	2,514	47,716
M&G plc	418,416	1,038,485
Marks & Spencer Group plc(2)	470,351	1,475,726
McBride plc(2)	1,428	1,215
Mitchells & Butlers plc(2)	16,470	50,965
Molten Ventures plc(2)	35,249	433,144
Morgan Sindall Group plc	4,499	142,040
Motorpoint group plc(2)	61	272
N Brown Group plc(1)(2)	12,509	6,267
Naked Wines plc(1)(2)	5,268	44,535
OSB Group plc	24,245	161,741
Pagegroup plc	63,837	532,909
Pan African Resources plc	75,333	18,046
Paragon Banking Group plc	24,292	167,191
PayPoint plc	2,766	22,186
Petropavlovsk plc(1)(2)	52,560	14,827
Phoenix Group Holdings plc	7,560	64,196
Photo-Me International plc(2)	6,071	4,689
Playtech plc(2)	25,114	250,304
Plus500 Ltd.	20,953	353,876
Provident Financial plc(2)	67,992	319,612
PZ Cussons plc	36,372	93,524
QinetiQ Group plc	48,000	165,522
Quilter plc	100,391	187,718
Rathbone Brothers plc	7,463	184,842
Reach plc	60,293	205,410
Redde Northgate plc	52,618	275,124
Redrow plc	11,645	100,012
Rhi Magnesita NV	3,368	133,716
Royal Mail plc	93,916	625,481
Secure Trust Bank plc(1)	121	2,070
Senior plc(2)	47,232	82,130
Serica Energy plc	5,537	15,547
Shanta Gold Ltd.	106,592	17,044
SIG plc(2)	38,715	25,470
Speedy Hire plc	52,895	44,063
Spire Healthcare Group plc(2)	29,420	90,201
St. James's Place plc	9,449	194,559
SThree plc	28,594	197,675
Superdry plc(2)	8,840	29,788
Tate & Lyle plc	91,525	766,771
TBC Bank Group plc	9,590	198,320
Ted Baker plc(2)	8,340	12,313
TI Fluid Systems plc	30,162	87,940
TP Icap Group plc	1,502	2,553
Travis Perkins plc	46,504	894,003
Tremor International Ltd.(2)	946	7,083
Vertu Motors plc(2)	14,773	12,058

Victoria plc(2)	5,131	80,983
Victrex plc	8,487	259,157
Virgin Money UK plc(2)	105,165	236,089
Vistry Group plc	47,758	679,893
Vp plc	235	2,962
Watkin Jones plc	21,513	69,890
Wickes Group plc	43,281	121,356
Xaar plc(2)	5,274	10,519
		25,825,908
TOTAL COMMON STOCKS (Cost $155,160,200)		164,931,432
WARRANTS†
Italy†
Webuild SpA(1)(2) (Cost $—)	6,684	15,085
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $260,642)	260,642	260,642
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,679,914)	2,679,914	2,679,914
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $158,100,756)		167,887,073
OTHER ASSETS AND LIABILITIES — (1.1)%		(1,861,495)
TOTAL NET ASSETS — 100.0%		$166,025,578

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	2	December 2021	$219,730	$(20,844)
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.8%
Materials	17.9%
Financials	16.2%
Consumer Discretionary	13.8%
Energy	7.2%
Information Technology	5.8%
Consumer Staples	4.2%
Communication Services	3.8%
Real Estate	3.6%
Health Care	2.0%
Utilities	1.0%
Temporary Cash Investments	0.2%
Temporary Cash Investments - Securities Lending Collateral	1.6%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,647,748. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,292,944, which includes securities collateral of $5,613,030.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,277,909	163,653,523	—
Warrants	—	15,085	—
Temporary Cash Investments	260,642	—	—
Temporary Cash Investments - Securities Lending Collateral	2,679,914	—	—
	4,218,465	163,668,608	—

Liabilities
Other Financial Instruments
Futures Contracts	20,844	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.